Share Based Payments - Schedule of Valuations of Options Approved and Issued (Details)	12 Months Ended
Jun. 30, 2025 $ / shares
ATHAAB[Member]
Schedule of Valuations of Options Approved and Issued [Line Items]
Grant Date	September 18,2020
Exercise Price per Share	$ 0.09
Share Price at Grant Date	$ 0.05
Years to Expiry	5 years
Risk-free Interest Rate	0.43%
Expected Share Price Volatility	98.00%
Dividend Yield	0.00%
Fair Value per Options	$ 0.032
ATHAAD[Member]
Schedule of Valuations of Options Approved and Issued [Line Items]
Grant Date	January 7,2021
Exercise Price per Share	$ 0.03
Share Price at Grant Date	$ 0.032
Years to Expiry	5 years
Risk-free Interest Rate	0.38%
Expected Share Price Volatility	139.52%
Dividend Yield	0.00%
Fair Value per Options	$ 0.028
ATHAAE [Member]
Schedule of Valuations of Options Approved and Issued [Line Items]
Grant Date	November 29, 2021
Exercise Price per Share	$ 0.04
Share Price at Grant Date	$ 0.025
Years to Expiry	5 years
Risk-free Interest Rate	1.35%
Expected Share Price Volatility	138.47%
Dividend Yield	0.00%
Fair Value per Options	$ 0.021
ATHAAF [Member]
Schedule of Valuations of Options Approved and Issued [Line Items]
Grant Date	July 31, 2021
Exercise Price per Share	$ 0.07
Share Price at Grant Date	$ 0.034
Years to Expiry	5 years
Risk-free Interest Rate	0.13%
Expected Share Price Volatility	169.42%
Dividend Yield	0.00%
Fair Value per Options	$ 0.027
ATHAAG [Member]
Schedule of Valuations of Options Approved and Issued [Line Items]
Grant Date	November 29, 2021
Exercise Price per Share	$ 0.02
Share Price at Grant Date	$ 0.0238
Years to Expiry	5 years
Risk-free Interest Rate	1.35%
Expected Share Price Volatility	138.47%
Dividend Yield	0.00%
Fair Value per Options	$ 0.021
ATHAAH [Member]
Schedule of Valuations of Options Approved and Issued [Line Items]
Grant Date	December 21, 2023
Exercise Price per Share	$ 0.01
Share Price at Grant Date	$ 0.0065
Years to Expiry	3 years
Risk-free Interest Rate	3.67%
Expected Share Price Volatility	133.87%
Dividend Yield	0.00%
Fair Value per Options	$ 0.005
ATHAA [Member]
Schedule of Valuations of Options Approved and Issued [Line Items]
Grant Date	March 13, 2024
Exercise Price per Share	$ 0.004
Share Price at Grant Date	$ 0.004
Years to Expiry	5 years
Risk-free Interest Rate	3.47%
Expected Share Price Volatility	158.31%
Dividend Yield	0.00%
Fair Value per Options	$ 0.004
ATHAB [Member]
Schedule of Valuations of Options Approved and Issued [Line Items]
Grant Date	March 13, 2024
Exercise Price per Share	$ 0.004
Share Price at Grant Date	$ 0.004
Years to Expiry	5 years
Risk-free Interest Rate	3.47%
Expected Share Price Volatility	158.31%
Dividend Yield	0.00%
Fair Value per Options	$ 0.004
ATHAC [Member]
Schedule of Valuations of Options Approved and Issued [Line Items]
Grant Date	March 21, 2024
Exercise Price per Share	$ 0.003
Share Price at Grant Date	$ 0.004
Years to Expiry	5 years
Risk-free Interest Rate	3.48%
Expected Share Price Volatility	158.83%
Dividend Yield	0.00%
Fair Value per Options	$ 0.004